Revenue and Sales-Type Leases - Cash Offer Program Revenue and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Sales-type Lease, Revenue	$ 0	$ 8,991	$ 304	$ 214,764	$ 216,408	$ 30,636
Sales-type Lease, Initial Direct Cost Expense, Commencement	$ 0	$ 8,944	$ 278	$ 215,972	$ 217,609	$ 30,780